WARRANT LIABILITY (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of contingent liabilities in business combination [line items]
Expiry Date		Nov. 28, 2019
Exercise Price		$ 2.00
Warrants Outstanding and Exercisable	3,602,215	4,635,274	1,033,059
February 25, 2017 [Member]
Disclosure of contingent liabilities in business combination [line items]
Expiry Date	Feb. 25, 2017
Exercise Price	$ 2.87
Warrants Outstanding and Exercisable		1,033,059	1,033,059
March 14, 2019 [Member]
Disclosure of contingent liabilities in business combination [line items]
Expiry Date	Mar. 14, 2019
Exercise Price	$ 1.00
Warrants Outstanding and Exercisable	40,000	40,000
November 28, 2019 [Member]
Disclosure of contingent liabilities in business combination [line items]
Expiry Date	Nov. 28, 2019
Exercise Price	$ 2.00
Warrants Outstanding and Exercisable	3,562,215	3,562,215